Income Tax - Schedule of Income Tax Expense and Effective Tax Rates (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current: Federal						$ 54,800
Total Current						54,800
Deferred: Federal					(634,600)	463,000
Total Deferred					(634,600)	463,000
Valuation Allowance
Total Income Tax (Benefit) Expense	$ (571,600)	$ (439,700)	$ (561,500)	$ (439,700)	$ 634,600	$ (517,800)